Ivy Funds

Supplement dated March 17, 2014 to the

Ivy Emerging Markets Equity Fund (formerly, Ivy Pacific Opportunities Fund)

Statement of Additional Information

dated February 11, 2014

The following expense reimbursement information is added as the last paragraph of the “Investment Advisory and Other Services – Distribution Services” section on page 55:

Through July 30, 2016, IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.50% and Class B shares at 2.50%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

The following additional portfolio manager information is added to the “Portfolio Manager” section on page 56:

The following tables provide information relating to Mr. Krumplys as of February 28, 2014:

Jonas Krumplys — Ivy Emerging Markets Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$233.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The following additional portfolio manager information is added to the “Ownership of Securities” section on page 57:

As of February 28, 2014, the dollar range of shares beneficially owned by Mr. Krumplys is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Jonas Krumplys	Ivy Emerging Markets Equity*	$0	N/A	$100,001 to $500,000

*	Mr. Krumplys assumed co-portfolio management responsibilities as of March 2014.

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of February 28, 2014, the dollar range of shares deemed owned by Mr. Krumplys is:

Supplement	Statement of Additional Information	1

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Jonas Krumplys	Ivy Emerging Markets Equity*	$0	$100,001 to $500,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
*	Mr. Krumplys assumed co-portfolio management responsibilities as of March 2014.

2	Statement of Additional Information	Supplement